Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net, consists of the following:
	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Accounts receivable	1,387,862	178,634	461,017
Less: allowance for doubtful accounts	(113,362)	(14,591)	(213,362)
Accounts receivable, net	1,274,500	164,043	247,655

Schedule of Allowance for Doubtful Accounts	The following table presents movement in allowance for doubtful accounts:
	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Balance at beginning of the year	213,362	27,462	313,362
Reversal	(100,000)	(12,871)	(100,000)
Balance at end of the year	113,362	14,591	213,362